FACTORING FACILITY AND TERM LOAN PAYABLE (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Factoring Facility [Member]	Aug. 08, 2013 Factoring Facility [Member]	Aug. 16, 2013 Term Loan [Member]	Dec. 31, 2013 Term Loan [Member]
Debt Instrument [Line Items]
Advance percentage				50.00%
Factoring fee, percentage				1.00%
Gross borrowings	$ 407,888		$ 407,888
Repayments	407,888		407,888
Debt instrument, face amount					750,000
Maturity date					Aug. 15, 2014
Annual rate					16.00%
Daily fixed amount, retainage from collection of receivables					3,346
Term loan	478,847
Interest expense	$ 383,981	$ 89,347				$ 44,769